Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 841
Impact of discounting remaining lease payments	(226)
Lease incentives receivable	(2)
Total	613	€ 623	€ 608
Lease liabilities included in the consolidated statement of financial position
Current	58
Non-current	555	579
Total	613	€ 623	€ 608
Less than one year
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	98
One to five years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	367
More than five years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 376